Fully Benefit-Responsive Synthetic Guaranteed Investment Contract (Additional Information) (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	$ 362,961,322	$ 349,914,502
Level 3
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	$ 0	$ 0